Acquisitions and Divestitures - Additional Information - 2015 Activity - Australia Divestiture (Detail) - USD ($) $ in Millions	1 Months Ended		3 Months Ended								12 Months Ended
	Jun. 30, 2015	Apr. 30, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds form sale of operations											$ 268	$ 96	$ 307
Asset impairments			$ 5,100	$ 4,100	$ 660	$ 2,100	$ 8,700	$ 123	$ 162	$ 115	9,472	$ 7,102	$ 1,443
Loss on sale of upstream assets											(139)
Wheatstone LNG [Member] | Australia [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairments							$ 833
Wheatstone LNG [Member] | Oil and Gas Properties [Member] | Australia [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on sale of upstream assets											$ (49)
Woodside Sale [Member] | Australia [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds form sale of operations		$ 2,800
Consortium Sale [Member] | Australia [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds form sale of operations	$ 1,900
LNG Assets [Member] | Woodside Sale [Member] | Australia [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds form sale of operations		1,400
Upstream Assets [Member] | Woodside Sale [Member] | Australia [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds form sale of operations		$ 1,400